Net Income (Loss) per Share Attributable to Common Stockholders - Basic and Diluted Net Income per Share Attributable to Common Stockholders (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Allocation of net income	$ 5,828	$ 16,849	$ 60,578	$ 32,262	$ 24,612
Less: common stock distributed earnings	0	0	0	(84,828)	(5,071)
Less: preferred stock distributed earnings, including accumulated accretion	0	0	0	(26,927)	(5,815)
Less: unvested early exercised options and restricted stock distributed earnings	0	0	0	(454)	0
Less: undistributed earnings allocable to: holders of preferred stock and unvested early exercised options and restricted stock	(1,022)	(4,653)	(16,727)	0	0
Undistributed net income (loss) attributable to common stockholders-basic	4,806	12,196	43,851	(79,947)	13,726
Add: adjustments to net income for dilutive securities allocable to: holders of preferred stock and unvested early exercised options and restricted stock	10	638	2,309	0	0
Undistributed net income (loss) attributable to common stockholders-diluted	4,816	12,834	46,160	(79,947)	13,726
Distributed earnings to common stockholders	0	0	0	84,828	5,071
Weighted-average common shares-basic	96,905	80,914	81,018	74,226	73,481
Weighted-average common shares-diluted	115,578	98,671	98,941	74,226	78,551
Basic net income per share	$ 0.05	$ 0.15	$ 0.54	$ 0.07	$ 0.26
Diluted net income per share	$ 0.04	$ 0.13	$ 0.47	$ 0.07	$ 0.24
Common Stock [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Allocation of net income		16,849	60,578	32,262	24,612
Less: common stock distributed earnings		0	0	(84,828)	(5,071)
Less: preferred stock distributed earnings, including accumulated accretion		0	0	(26,927)	(5,815)
Less: unvested early exercised options and restricted stock distributed earnings		0	0	(454)	0
Undistributed net income (loss) attributable to common stockholders-basic		12,196	43,851	(79,947)	13,726
Reallocation of undistributed earnings as a result of conversion of Class B to Class A		0	0	0	0
Undistributed net income (loss) attributable to common stockholders-diluted		12,834	46,160	(79,947)	13,726
Distributed earnings to common stockholders		0	0	84,828	5,071
Weighted-average common shares-basic		80,914	81,018	74,226	73,481
Conversion of Class B to Class A common stock outstanding		0	0	0	0
Stock options and RSUs		17,757	17,923	0	5,070
Weighted-average common shares-diluted		98,671	98,941	74,226	78,551
Distributed earnings-basic		$ 0.00	$ 0.00	$ 1.15	$ 0.07
Undistributed earnings-basic		$ 0.15	$ 0.54	$ (1.08)	$ 0.19
Basic net income per share		$ 0.15	$ 0.54	$ 0.07	$ 0.26
Distributed earnings-diluted		$ 0.00	$ 0.00	$ 1.15	$ 0.06
Undistributed earnings-diluted		$ 0.13	$ 0.47	$ (1.08)	$ 0.18
Diluted net income per share		$ 0.13	$ 0.47	$ 0.07	$ 0.24
Common Stock [Member] | Preferred Stock [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Less: undistributed earnings allocable to: holders of preferred stock and unvested early exercised options and restricted stock		(4,601)	(16,521)	0	0
Add: adjustments to net income for dilutive securities allocable to: holders of preferred stock and unvested early exercised options and restricted stock		631	2,281	0	0
Common Stock [Member] | Restricted Stock and Early-exercised Options [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Less: undistributed earnings allocable to: holders of preferred stock and unvested early exercised options and restricted stock		(52)	(206)	0	0
Add: adjustments to net income for dilutive securities allocable to: holders of preferred stock and unvested early exercised options and restricted stock		7	28	0	0
Common Class A [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Allocation of net income	417
Less: common stock distributed earnings	0
Less: preferred stock distributed earnings, including accumulated accretion	0
Less: unvested early exercised options and restricted stock distributed earnings	0
Undistributed net income (loss) attributable to common stockholders-basic	344
Reallocation of undistributed earnings as a result of conversion of Class B to Class A	4,462
Undistributed net income (loss) attributable to common stockholders-diluted	4,816
Distributed earnings to common stockholders	0
Weighted-average common shares-basic	6,941
Conversion of Class B to Class A common stock outstanding	89,964
Stock options and RSUs	18,673
Weighted-average common shares-diluted	115,578
Distributed earnings-basic	$ 0.00
Undistributed earnings-basic	$ 0.05
Basic net income per share	$ 0.05
Distributed earnings-diluted	$ 0.00
Undistributed earnings-diluted	$ 0.04
Diluted net income per share	$ 0.04
Common Class A [Member] | Preferred Stock [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Less: undistributed earnings allocable to: holders of preferred stock and unvested early exercised options and restricted stock	(72)
Add: adjustments to net income for dilutive securities allocable to: holders of preferred stock and unvested early exercised options and restricted stock	10
Common Class A [Member] | Restricted Stock and Early-exercised Options [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Less: undistributed earnings allocable to: holders of preferred stock and unvested early exercised options and restricted stock	(1)
Add: adjustments to net income for dilutive securities allocable to: holders of preferred stock and unvested early exercised options and restricted stock	0
Common Class B [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Allocation of net income	5,411
Less: common stock distributed earnings	0
Less: preferred stock distributed earnings, including accumulated accretion	0
Less: unvested early exercised options and restricted stock distributed earnings	0
Undistributed net income (loss) attributable to common stockholders-basic	4,462
Reallocation of undistributed earnings as a result of conversion of Class B to Class A	0
Undistributed net income (loss) attributable to common stockholders-diluted	4,592
Distributed earnings to common stockholders	0
Weighted-average common shares-basic	89,964
Conversion of Class B to Class A common stock outstanding	0
Stock options and RSUs	18,621
Weighted-average common shares-diluted	108,585
Distributed earnings-basic	$ 0.00
Undistributed earnings-basic	$ 0.05
Basic net income per share	$ 0.05
Distributed earnings-diluted	$ 0.00
Undistributed earnings-diluted	$ 0.04
Diluted net income per share	$ 0.04
Common Class B [Member] | Preferred Stock [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Less: undistributed earnings allocable to: holders of preferred stock and unvested early exercised options and restricted stock	(932)
Add: adjustments to net income for dilutive securities allocable to: holders of preferred stock and unvested early exercised options and restricted stock	128
Common Class B [Member] | Restricted Stock and Early-exercised Options [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Less: undistributed earnings allocable to: holders of preferred stock and unvested early exercised options and restricted stock	(17)
Add: adjustments to net income for dilutive securities allocable to: holders of preferred stock and unvested early exercised options and restricted stock	$ 2